Other Liabilities (Details) - Schedule of other liabilities - BRL (R$) R$ in Thousands		Jun. 30, 2021	Jun. 30, 2020
Schedule of other liabilities [Abstract]
Accounts payable for acquisition of Serra Grande Farm (a)	[1]	R$ 14,632	R$ 14,263
Variable consideration for acquisition of Agrifirma (b)	[2]	37,796	25,128
Other liabilities		52,428	39,391
Current		45,133	5,017
Non-current		R$ 7,295	R$ 34,374

[1]	On May 18, 2020, the Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2021, the liability mainly refers to the delivery of 108,000 bags of soybean in two annual installments of 54,000 bags each. The Company maintains its liability measured at fair value through profit or loss.
[2]	The consideration transferred in exchange for control of Agrifirma is divided into four classes, classified in the financial statement in accordance with their characteristics. Restricted shares and warrants, given their variation factor, are registered under liabilities and measured at fair value through profit or loss (Note 24).